Schedule of Investments (unaudited)
December 31, 2022
BlackRock 80/20 Target Allocation Fund
(Percentages shown are based on Net Assets)
Security	Shares/ Investment Value	Value
Investment Companies(a)
Equity Funds — 81.4%
BlackRock Equity Dividend Fund, Class K	1,481,298	$ 27,063,320
iShares Core S&P 500 ETF	413,126	158,727,140
iShares Core S&P Small-Cap ETF	163,684	15,491,054
iShares Core S&P Total U.S. Stock Market ETF	1,811,099	153,581,195
iShares ESG Aware MSCI U.S.A. ETF	1,693,461	143,520,820
iShares GSCI Commodity Dynamic Roll Strategy ETF	328,556	9,261,994
iShares MSCI EAFE Growth ETF	812,501	68,055,084
iShares MSCI EAFE Value ETF	2,210,622	101,423,337
iShares MSCI Emerging Markets Min Vol Factor ETF	1,155,933	61,322,246
iShares MSCI U.S.A. Min Vol Factor ETF	350,320	25,258,072
iShares MSCI U.S.A. Momentum Factor ETF	179,521	26,197,500
iShares U.S. Energy ETF(b)	258,394	12,012,737
iShares U.S. Infrastructure ETF	315,778	11,450,110
iShares U.S. Technology ETF	463,956	34,560,082
		847,924,691
Fixed-Income Funds — 18.5%
BlackRock Strategic Income Opportunities Portfolio, Class K	2,197,407	20,238,116
BlackRock U.S. Mortgage Portfolio	1,132,167	9,940,428
iShares 10-20 Year Treasury Bond ETF	178,923	19,355,890
iShares Convertible Bond ETF	154,499	10,733,046
iShares Core Total USD Bond Market ETF	887,053	39,855,291
Master Total Return Portfolio	$ 91,893,439	91,893,439
		192,016,210
Total Long-Term Investments — 99.9% (Cost: $980,104,930)		1,039,940,901
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.03%(a)(c)	4,572,479	$ 4,572,479
SL Liquidity Series, LLC, Money Market Series, 4.49%(a)(c)(d)	2,115,549	2,115,338
Total Short-Term Securities — 0.6% (Cost: $6,686,596)		6,687,817
Total Investments — 100.5% (Cost: $986,791,526)		1,046,628,718
Liabilities in Excess of Other Assets — (0.5)%		(5,326,987)
Net Assets — 100.0%		$ 1,041,301,731
(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
BlackRock Equity Dividend Fund, Class K	$ 23,036,943	$ 2,701,544	$ (231,297)	$ (25,696)	$ 1,581,826	$ 27,063,320	1,481,298	$ 236,792	$ 1,033,310
BlackRock Liquidity Funds, T-Fund, Institutional Class	2,047,978	2,524,501(a)	—	—	—	4,572,479	4,572,479	28,019	—
BlackRock Strategic Income Opportunities Portfolio, Class K	—	20,343,819	(182,869)	(1,032)	78,198	20,238,116	2,197,407	170,324	182,288
BlackRock U.S. Mortgage Portfolio	—	9,671,200	—	—	269,228	9,940,428	1,132,167	80,723	3,641

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares 10-20 Year Treasury Bond ETF	$ 18,364,503	$ 1,305,732	$ (174,774)	$ (72,865)	$ (66,706)	$ 19,355,890	178,923	$ 211,107	$ —
iShares Convertible Bond ETF	10,107,423	640,497	(92,356)	(6,267)	83,749	10,733,046	154,499	95,551	—
iShares Core S&P 500 ETF	—	153,434,536	(1,435,420)	(34,769)	6,762,793	158,727,140	413,126	702,892	—
iShares Core S&P Small-Cap ETF	22,760,165	1,007,723	(9,737,786)	(862,897)	2,323,849	15,491,054	163,684	66,625	—
iShares Core S&P Total U.S. Stock Market ETF	278,633,631	10,808,047	(147,855,033)	(27,542,537)	39,537,087	153,581,195	1,811,099	724,784	—
iShares Core Total USD Bond Market ETF	37,290,288	2,564,383	(367,116)	(61,746)	429,482	39,855,291	887,053	373,329	—
iShares ESG Aware MSCI U.S.A. ETF	178,826,952	8,907,626	(53,878,508)	(10,977,902)	20,642,652	143,520,820	1,693,461	585,994	—
iShares GSCI Commodity Dynamic Roll Strategy ETF	9,060,235	2,276,373	(91,558)	(13,113)	(1,969,943)	9,261,994	328,556	2,212,002	—
iShares MSCI EAFE Growth ETF	64,941,563	3,619,802	(9,533,026)	(1,330,176)	10,356,921	68,055,084	812,501	144,693	—
iShares MSCI EAFE Value ETF	68,023,251	19,070,974	(832,879)	(117,559)	15,279,550	101,423,337	2,210,622	1,161,283	—

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 80/20 Target Allocation Fund
Affiliates (continued)
Affiliated Issuer	Value at 09/30/22	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/22	Shares/ Investment Value Held at 12/31/22	Income (Expense)	Capital Gain Distributions from Underlying Funds
iShares MSCI Emerging Markets Min Vol Factor ETF	$ 50,439,828	$ 8,825,932	$ (553,662)	$ (50,377)	$ 2,660,525	$ 61,322,246	1,155,933	$ 853,788	$ —
iShares MSCI U.S.A. Min Vol Factor ETF	21,988,231	1,487,000	(231,913)	(19,040)	2,033,794	25,258,072	350,320	120,080	—
iShares MSCI U.S.A. Momentum Factor ETF	—	25,072,206	(231,288)	(2,109)	1,358,691	26,197,500	179,521	148,999	—
iShares TIPS Bond ETF(b)	28,507,204	364,041	(28,894,289)	(4,517,552)	4,540,596	—	—	—	—
iShares U.S. Energy ETF	11,239,358	635,844	(1,877,397)	213,686	1,801,246	12,012,737	258,394	105,282	—
iShares U.S. Infrastructure ETF	9,705,304	620,123	(92,277)	(5,105)	1,222,065	11,450,110	315,778	71,345	—
iShares U.S. Technology ETF	—	34,918,813	(324,114)	(19,630)	(14,987)	34,560,082	463,956	67,649	—
Master Total Return Portfolio	85,665,964	7,898,868(a)(c)	—	(2,004,881)	333,488	91,893,439	$91,893,439	939,634	—
SL Liquidity Series, LLC, Money Market Series	10,902,600	—	(8,785,695)(a)	(2,787)	1,220	2,115,338	2,115,549	20,577(d)	—
				$ (47,454,354)	$ 109,245,324	$ 1,046,628,718		$ 9,121,472	$ 1,219,239
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	Inclusive of income and expense allocated from the Master Portfolio.
(d)	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)  (continued)
December 31, 2022
BlackRock 80/20 Target Allocation Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$ 948,047,462	$ —	$ —	$ 948,047,462
Short-Term Securities
Money Market Funds	4,572,479	—	—	4,572,479
	$ 952,619,941	$ —	$ —	952,619,941
Investments valued at NAV(a)				94,008,777
				$ 1,046,628,718
(a)	Certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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